STOCK-BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands		12 Months Ended			36 Months Ended
	May. 21, 2013 shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
STOCK-BASED COMPENSATION
Awards granted (in shares)		568,000	726,000	713,000
Per unit grant date fair value (in dollars per unit) | $ / shares		$ 25.64	$ 23.99	$ 20.83
Non-cash compensation expense | $		$ 13,470	$ 11,363	$ 10,428
Non-vested RSUs
STOCK-BASED COMPENSATION
Awards granted (in shares)		521,000,000	692,000,000	689,000
Number of shares granted expected to cliff vest		105,000	367,609	300,000
Non-cash compensation expense | $		$ 13,500	$ 11,400	$ 10,400
Unrecognized compensation expense
Unrecognized compensation cost, net of estimated forfeitures | $		$ 17,200			$ 17,200
Weighted average period for recognition of unrecognized compensation expense		1 year 9 months 18 days
Non-vested RSUs | Minimum
STOCK-BASED COMPENSATION
Award vesting period		1 year	1 year	1 year
Non-vested RSUs | Maximum
STOCK-BASED COMPENSATION
Award vesting period		5 years	5 years	5 years
Non-vested RSUs | Performance-based
STOCK-BASED COMPENSATION
Awards granted (in shares)		54,000	202,000	58,000
Per unit grant date fair value (in dollars per unit) | $ / shares		$ 40.71	$ 36.90	$ 29.61
Number of peer groups for estimating total shareholder return ranking | item		2
The estimated performance period to be considered for historical average volatility rate		3 years
The performance measurement period to be considered for risk free interest rate assumption		3 years
Non-vested RSUs | Performance-based | Minimum
STOCK-BASED COMPENSATION
Award vesting period		3 years	3 years	3 years
Percentage of target shares which can be earned by the participants (as a percent)		0.00%	0.00%	0.00%
Non-vested RSUs | Performance-based | Maximum
STOCK-BASED COMPENSATION
Award vesting period		5 years	5 years	5 years
Percentage of target shares which can be earned by the participants (as a percent)					200.00%
2013 Stock and Incentive Compensation Plan
STOCK-BASED COMPENSATION
Number of shares of common stock reserved for issuance	4,100,000
Reduction from common stock reserved for issuance for every share granted under prior plan	1
Remaining shares available for future issuance		2,300,000			2,300,000